Document And Entity Information	Nov. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity Registrant Name	UPSTREAM BIO, INC.
Entity Central Index Key	0002022626
Entity Emerging Growth Company	true
Entity File Number	001-42366
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-4187694
Entity Address, Address Line One	890 Winter Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	208-2466
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	UPB
Security Exchange Name	NASDAQ